SHARE-BASED COMPENSATION (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 09, 2025	Feb. 28, 2026	Feb. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 14, 2025	Jul. 04, 2024
Share-Based Compensation [Line Items]
Share-based compensation expenses				$ 345	$ 21	$ 134	$ 5,862
Available for grant shares (in Shares)								9,523
Ordinary shares exercisable term				8 years 4 months 20 days
Number of options, Granted				4,273
Director [Member]
Share-Based Compensation [Line Items]
Number of options, Granted		4,273	469
Options granted [Member]
Share-Based Compensation [Line Items]
Available for grant shares (in Shares)	469
Ordinary shares exercisable term						6 years 2 months 26 days
Closing share price of grant date	$ 160.3
Grant date fair value	$ 75
Number of options, Granted						469
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Available for grant shares (in Shares)	397								524
Fair value of equity compensation granted						$ 5,578			$ 5,578
Closing share price of grant date	$ 189
Grant date fair value	$ 75
Number of options, Granted						397
Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-Based Compensation [Line Items]
Number of options, Granted		20,016	397
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Available for grant shares (in Shares)						8,657		8,478
2023 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Ordinary shares exercisable term						10 years